INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE 4 – INTANGIBLE ASSETS

Intangible assets consisted of the following as of March 31, 2022 and June 30, 2021:

	March 31, 2022	June 30, 2021
Customer relationship	$61,860,000	$4,960,000
Non-core customer relationships	760,000	760,000
Non-compete agreements	1,430,000	1,430,000
Technology	11,020,000	520,000
Tradename	4,070,000	470,000
Workforce acquired	2,125,000	2,125,000
	81,265,000	10,265,000
Less: accumulated amortization	(8,401,000)	(7,662,000)

Net book value	$72,864,000	$2,603,000

Purchased intangible assets with finite useful lives are amortized over their respective estimated useful lives (using an accelerated method for customer relationships and trade names) to their estimated residual values, if any. The Company’s finite-lived intangible assets consist of customer relationships, contractor and resume databases, trade names, and internal use software and are being amortized over periods ranging from two to ten years. Purchased intangible assets are reviewed annually to determine if facts and circumstances indicate that the useful life is shorter than originally estimated or that the carrying amount of assets may not be recoverable. If such facts and circumstances exist, recoverability is assessed by comparing the projected undiscounted net cash flows associated with the related asset or group of assets over their remaining lives against their respective carrying amounts. Impairments, if any, are based on the excess of the carrying amount over the fair value of those assets. If the useful life is shorter than originally estimated, the rate of amortization is accelerated and the remaining carrying value is amortized over the new shorter useful life. For the three and nine months ended March 31, 2022, the Company had no impairments. For the three and nine months ended March 31, 2021, the Company had no impairments. During the fiscal year ending June 30, 2021, the Company recorded $0 in impairment expense related to intangibles.

During the three months ended March 31, 2022 and 2021, amortization expense was $396,000 and $540,000, respectively. During the nine months ended March 31, 2022 and 2021, amortization expense was $739,000 and $1,619,000, respectively.

As of March 31, 2022, the future amortization expense related to intangible assets will be recognized in the periods below:

Fiscal year ending June 30:
Remaining 2022	$2,949,000
2023	8,837,000
2024	8,549,000
2025	8,527,000
2026	8,427,000
2027	7,742,000
2028	6,050,000
2029	6,050,000
2030 and thereafter	15,733,000
$72,864,000

NOTE 4 – INTANGIBLE ASSETS & GOODWILL

Intangible assets consisted of the following as of June 30:

	2021	2020
Customer relationship	$4,960,000	$8,510,000
Non-core customer relationships	760,000	760,000
Non-compete agreements	1,430,000	2,200,000
Technology	520,000	-
Tradename	470,000	410,000
Workforce acquired	2,125,000	2,790,000
	10,265,000	14,670,000
Less: accumulated impairment expense	-	(1,867,000)
Less: accumulated amortization	(7,662,000)	(8,612,000)

Net book value	$2,603,000	$4,191,000

Purchased intangible assets with finite useful lives are amortized over their respective estimated useful lives (using a straight-line method for customer relationships and trade names) to their estimated residual values, if any. The Company’s finite-lived intangible assets consist of customer relationships, contractor and resume databases, trade names, and internal use software and are being amortized over periods ranging from two to nine years. Purchased intangible assets are reviewed annually to determine if facts and circumstances indicate that the useful life is shorter than originally estimated or that the carrying amount of assets may not be recoverable. If such facts and circumstances exist, recoverability is assessed by comparing the projected undiscounted net cash flows associated with the related asset or group of assets over their remaining lives against their respective carrying amounts. Impairments, if any, are based on the excess of the carrying amount over the fair value of those assets. If the useful life is shorter than originally estimated, the rate of amortization is accelerated and the remaining carrying value is amortized over the new shorter useful life. For the fiscal years ending June 30, 2021 and 2020, the Company recorded $0 and $1,867,000 in impairment expense related to intangibles respectively.

During the years ended June 30, 2021 and 2020 amortization expense was $2,168,000 and $4,002,000, respectively.

Future amortization expense is as follow for the years ending June 30,
2022	$687,000
2023	687,000
2024	399,000
2025	377,000
2026	277,000
2027	176,000
$2,603,000

A goodwill impairment charge of $0 and $1,985,000 was recorded as a result of the Company’s annual impairment assessment in fiscal year 2021 and 2020 respectively.  The impairment of $1,985,000 in the fiscal year ending June 30, 2020 relates to both the Mission US and Mission UK entities and is the result of lower than anticipated revenue due to the departure of its founder Nicola Stephenson in January 2019.  This impairment was lessened as a result of measures taken by the Company including additional investments in new business development and reduction in operating costs.  Goodwill will be reassessed during our next annual measurement date of June 30, 2022.  Notwithstanding the foregoing, the Company asserted economic damages and loss of goodwill in the Stephensons litigation greatly in excess of the amount allowed by GAAP as detailed and calculated by the Company's damages expert retained in the litigation (Note 11 – Legal Contingencies).